BUSINESS COMBINATIONS - Disclosure of detailed information about fair value of identifiable assets acquired and liabilities assumed on acquisition date (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 15, 2019
Assets
Property, plant and equipment	$ 1,074
Intangible assets	996
Liabilities
Bank credit	(321)
Bank loan	(624)
Deferred tax	(267)
Goodwill arising on acquisition	$ 292
Adjupharm GmbH ("Adjupharm") [Member]
Assets
Cash and cash equivalents		$ 84
Trade and other receivables		70
Inventories		224
Property, plant and equipment		1,074
Intangible assets		996
Total identifiable assets		2,448
Liabilities
Bank credit		(321)
Trade payables		(84)
Other payables		(44)
Bank loan		(624)
Deferred tax		(267)
Total identifiable liabilities		(1,340)
Total identifiable assets, net		1,108
Goodwill arising on acquisition		292
Total purchase price		$ 1,400